REAL ESTATE ASSETS - Property Acquisition (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2021 USD ($) loan	Jun. 30, 2020 USD ($) property	Dec. 31, 2020 USD ($) property	Dec. 31, 2019 USD ($) property	Dec. 31, 2018 property
Real Estate [Line Items]
Total purchase price	$ 3,675,098,000		$ 3,761,490,000	$ 2,843,438,000
Commercial Real Estate
Real Estate [Line Items]
Number of properties acquired | property		1	150	1	1
2020 Property Acquisition
Real Estate [Line Items]
Total purchase price		$ 4,659,000	$ 798,500,000
Acquisition related costs		$ 42,000	$ 7,900,000
2021 Property Acquisition
Real Estate [Line Items]
Number of properties acquired | loan	0